SEGMENT REPORTING - Segment Reporting Information, by Reportable Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
SEGMENT REPORTING [Abstract]
Net sales	$ 2,009,567	$ 2,176,515	$ 2,016,104
Cost of sales	1,494,043	1,667,820	1,541,084
Gross profit	515,524	508,695	475,020
Operating Segments [Member]
SEGMENT REPORTING [Abstract]
Net sales	2,009,145	2,175,886	2,015,245
Cost of sales	1,493,764	1,667,407	1,540,755
Gross profit	515,381	508,479	474,490
Product Segment [Member]
SEGMENT REPORTING [Abstract]
Net sales	1,608,768	1,883,809	1,750,802
Product Segment [Member] | Operating Segments [Member]
SEGMENT REPORTING [Abstract]
Net sales	1,608,768	1,883,809	1,750,802
Cost of sales	1,235,211	1,486,191	1,370,061
Gross profit	373,557	397,618	380,741
Professional Services Segment [Member]
SEGMENT REPORTING [Abstract]
Net sales	229,030	154,549	151,785
Professional Services Segment [Member] | Operating Segments [Member]
SEGMENT REPORTING [Abstract]
Net sales	229,030	154,549	151,785
Cost of sales	138,513	86,355	90,191
Gross profit	90,517	68,194	61,594
Managed Services Segment [Member]
SEGMENT REPORTING [Abstract]
Net sales	171,347	137,528	112,658
Managed Services Segment [Member] | Operating Segments [Member]
SEGMENT REPORTING [Abstract]
Net sales	171,347	137,528	112,658
Cost of sales	120,040	94,861	80,503
Gross profit	51,307	42,667	32,155
Other [Member] | Operating Segments [Member]
SEGMENT REPORTING [Abstract]
Net sales	422	629	859
Cost of sales	279	413	329
Gross profit	$ 143	$ 216	$ 530